Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2023
Parent Entity Financial Information [Abstract]
Schedule of Individual Financial Statements	The individual financial statements for the parent entity show the following aggregate amounts:
	2023 A$	2022 A$
Balance sheet
Current assets	20,348,996	23,685,902
Non-current assets	1,580,065	1,181,517
Total assets	21,929,061	24,867,419
Current liabilities	2,213,981	1,498,834
Non-current liabilities	152,207	175,447
Total liabilities	2,366,188	1,674,281

Shareholders’ equity
Share capital	88,436,263	88,436,263
Reserves
Share-based payments	3,123,759	3,053,197
Accumulated losses	(71,997,149)	(68,296,322)
	19,562,873	23,193,138
Loss for the year	3,700,827	2,781,085
Total comprehensive loss	3,700,827	2,781,085